UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22172
Exact name of Registrant as specified in charter	World Funds Trust
Adress of principal executive offices	8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235
Name and address of agent for service

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

Registrant's telephone number, inluding area code	(804) 267-7400
Date of fiscal year end	July 31st
Date of reporting period	January 31, 2012

Item #1.  Reports to Stockholders.

Semi-Annual Report to Shareholders
SHERWOOD FOREST ALTERNATIVE FUND
A series of The World Funds Trust       A “Series” Investment Company

For the Six Months Ended
January 31, 2012
(unaudited)

Dear Shareholders,

I would like to open this letter by saying happy birthday to The Sherwood Forest Alternative Fund, as we celebrate our 3-year anniversary of the mutual fund.  Our history and our core belief is exhibited in both our name and our strategy.  We aspire to provide our shareholders with the type of investment strategy which was previously reserved for only the high-net-worth and institutional clients.

We, at Sherwood Forest Capital Management, recognize that there is only one way to be successful in today’s financial environment.  That way is to keep your losses manageable and let your winnings accumulate on a year-over-year basis.  One year of large losses can wipe out years of gains, as market participants have seen twice over this past decade.

Our three year anniversary is accompanied by ranking in the top 1% in our Morningstar category, which is Managed Futures, over the past three years (Morningstar data as of 2/29/2012).  The Managed Futures category is a collection of mutual funds that use futures to trend-follow in many different asset classes.  Although we do not use futures, our trend-following methodology is most similar to this Morningstar classification.  These strategies have offered significant risk/reward returns over many years.  Yet on a relative basis, this category has underperformed the overall equity market recently.

The equity markets over the last few years have divided investors into two groups.  The first group are those that have exited the equity markets and will not return anytime soon.  The second group seems to have been lulled into the belief that the markets will never again go down.  We think that both groups are mistaken.  We believe that the answer is a portfolio that will manage risk, keep draw-downs to a minimum and take advantage of trends in either direction.

For the period August 1, 2011 through January 31, 2012, the Fund’s Institutional Class returned a negative 5.73% compared to a positive 1.56% return by S&P 500 Index, the Fund’s benchmark, for the same period. Speaking to this period, our performance appeared to offer little value during this time period against the S&P 500.  The second half of 2011 experienced more intraday volatility than the markets have seen, possibly ever.  During this time period, there were three double-digit declines in the S&P 500.  The price action on the longer term time-frame was threatening a new cyclical bear market, but as soon as confirmation of a longer term market down-turn became apparent, it was snatched right back from the bear claws.  During this volatility, we continued to align the portfolio with the current price action, which was changing hourly.  Our larger perspective was to protect our portfolio from any type of follow through to the downside.

During this type of historic volatility, we reduced position size, as it was apparent that we were not successfully finding any clues to any emerging trends.  Our commitment was to protect our portfolio from any large draw-downs.  We successfully accomplished this task by limiting our portfolio drawdown to only slightly larger than ten percent at its worst.  On a relative basis, this drawdown seemed very disappointing, but on an absolute basis, we kept our losses in line with our expectation during a “worst case scenario” type of market environment for our strategy.  History told us that from such volatile conditions should come a sustained trending environment just around the corner.  The second half of 2011 was historical and offered us a live look at market conditions that are not favorable for a trend following strategy over the short term.  We have thoroughly analyzed this period in history and have made some subtle refinements that we believe will prove beneficial when such conditions present themselves again.

So far, 2012 has begun in a trending environment.  We have started the year off with two strong months and are now looking at a potential pause in the markets.  We have taken appropriate action to protect our portfolio from a more severe pullback in the markets if one is to occur.  The general markets are in a rising trend at the moment, so as things look currently, no sustained downward price action is anticipated at this time.  But that does not mean that managing risk should no longer be the primary consideration.  Over time, risk management is the absolute most important component to investing.  Over the short-term it may not garner media attention, but we would take issue with this view.  During these times in investing, no investor should be exposed to the financial markets without a risk management strategy and we think it is always smart to be able to position for profits in either direction.

Douglas Stewart,

Portfolio Manager and Founder, Sherwood Forest Capital Management.

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of January 31, 2012 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variations in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars,  the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten year (if applicable) Morningstar Rating metrics.

©2009 Morningstar, Inc. All Rights Reserved. The information presented above (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Index Definitions:

The S&P 500: An unmanaged index of 500 large-cap domestic stocks that is commonly used as a proxy for the large-cap stock market. Historically, the index has targeted a composition of 400 industrial companies, 40 financial companies, 40 utility companies, and 20 transportation companies. The index does not contain real estate investment trusts. Changes in the index composition may be made at any time. Performance numbers for the index are a size-weighted average of the performance numbers for each index constituent.

SHERWOOD FOREST ALTERNATIVE FUND
PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF JANUARY 31, 2012
(unaudited)
Percentage of Net Assets
40.0%
30.0%
20.0%
10.0%
0.0%
Cash & Cash Equivalents
Commodities
Currency
Fixed Income
International
Domestic Equity
Large Cap
Small Cap
Sector Description

SHERWOOD FOREST ALTERNATIVE FUND SCHEDULE OF INVESTMENTS January 31, 2012 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	EXCHANGE-TRADED FUNDS	87.37%

	COMMODITIES	2.95%
18,200	PowerShares DB Oil Fund*		$ 522,158

	CURRENCY	2.04%
16,300	PowerShares DB US Dollar Index Bullish Fund*		360,556

	FIXED INCOME
3,000	Ishares Barclays 20+ Year Treasury Bond Fund	2.05%	362,550

	INTERNATIONAL	12.42%
14,800	Ishares FTSE China 25 Index Fund		574,240
11,300	Ishares MSCI Brazil Index Fund		741,280
18,100	Short MSCI EAFE ProShares *		881,651
			2,197,171

	DOMESTIC EQUITY	26.13%
8,900	Consumer Discretionary Select Sector SPDR Fund		367,748
11,300	Consumer Staples Select Sector SPDR Fund		361,939
15,600	Ishares Dow Jones U.S. Real Estate Index Fund		944,424
3,500	Market Vectors Agribusiness ETF		179,620
26,400	Short Oil & Gas ProShares *		900,504
10,400	Utilities Select Sector SPDR Fund		360,672
3,400	SPDR S&P MidCap 400 ETF Trust		578,000
34,400	Technology Select Sector SPDR Fund		930,520
			4,623,427
	LARGE CAP	36.51%
21,500	SPDR Dow Jones Industrial Average ETF Trust		2,709,860
15,600	PowerShares QQQ Trust, Series 1		943,956
21,400	SPDR S&P 500 ETF Trust		2,807,894
			6,461,710

Number of Shares	Security Description	% of Net Assets	Fair Value
	SMALL CAP	5.27%
11,800	Ishares Russell 2000 Index Fund		$ 933,026

	TOTAL EXCHANGE-TRADED FUNDS	87.36%	15,460,598
	(Cost: $15,329,099)

	CASH & CASH EQUIVALENTS	34.71%
6,141,975	Federated Treasury Obligations Fund 0.01% **		6,141,975
	(Cost: $6,141,975)

	TOTAL INVESTMENTS:
	(COST: $21,471,074)	122.07%	21,602,573
	Other assets (liabilities), net	(22.07%)	(3,905,244)
	NET ASSETS	100.00%	$17,697,329

*        Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceding the date of the Fund’s related Statement of assets and liabilities.)

** Effective 7 day yield as of January 31, 2012.

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2012 (unaudited)

ASSETS
Investments at fair value (identified cost of $21,471,074) (Note1)	$21,602,573
Receivable for securities sold	4,346,819
Receivable for capital stock sold	24,076
Prepaid expenses	38,347
TOTAL ASSETS	26,011,815

LIABILITIES
Payable for securities purchased	8,274,493
Payable for capital stock redeemed	23,900
Accrued investment management fees	7,133
Accrued administration, accounting and transfer agent fees	4,278
Accrued custodian fees	4,682
TOTAL LIABILITIES	8,314,486

NET ASSETS	$17,697,329
Net Assets Consist of:
Paid-in capital applicable to 744,948 no par value shares of beneficial interest outstanding	$19,713,182
Accumulated net investment income (loss)	(201,539)
Accumulated net realized gain(loss) on investments	(1,945,813)
Net unrealized appreciation (depreciation) of investments	131,499
Net Assets	$17,697,329

NET ASSET VALUE PER SHARE
Class A ($264,849 / 11,242 shares outstanding)	$ 23.56
Maximum offering price per share ($23.56 X 100/94.25)	$ 25.00
Price per share including DSC fee of 2% ($23.56 X .98)	$ 23.09

Class C ($321,592 / 13,961 shares outstanding)	$ 23.03
Price per share including DSC fee of 2% ($23.03 X .98)	$ 22.57

Class I ($11,537,397 / 483,947 shares outstanding)	$ 23.84

Class P ($5,573,491 / 235,798 shares outstanding)	$ 23.64

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
STATEMENT OF OPERATIONS
Six months ended January 31, 2012 (unaudited)

INVESTMENT INCOME
Dividend	$ 23,563
Interest	754
Total investment income	24,317
EXPENSES
Investment management fees (Note 2)	127,311
Rule 12b-1 and servicing fees (Note 2)
Class A	789
Class C	4,759
Class P	11,612
Recordkeeping and administrative services (Note 2)	18,764
Accounting fees	12,731
Custody fees	8,512
Transfer agent fees (Note 2)	15,159
Professional fees	17,500
Filing and registration fees (Note 2)	12,034
Trustee fees	3,290
Compliance fees	6,888
Shareholder services and reports (Note 2)	17,829
Other	15,730
Total expenses	272,908
Management fee waivers (Note 2)	(47,052)
Net expenses	225,856
Net investment income (loss)	(201,539)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,724,509)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	172,818
Net realized and unrealized gain (loss) on investments	(1,551,691)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	( $ 1,753,230)

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six Months ended January 31, 2012 (unaudited)	Year ended July 31, 2011
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (201,539)	$ (291,023)
Net realized gain (loss) on investments	(1,724,509)	2,208,790
Net increase (decrease) in unrealized appreciation (depreciation) of investments	172,818	(169,581)
Increase (decrease) in net assets from operations	(1,753,230)	1,748,186
DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Class A	(21,606)	-
Class C	(24,681)	-
Class I	(867,424)	-
Class P	(505,269)	-
Decrease in net assets from distributions	(1,418,980)	-
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class A	46,071	469,455
Class C	15,900	81,661
Class I	1,210,556	5,460,181
Class P	1,944,042	12,785,672
Distributions reinvested
Class A	21,084	-
Class C	23,280	-
Class I	675,581	-
Class P	503,706	-
Shares redeemed
Class A	(508,081)	(33,406)
Class C	(1,443,166)	(719,444)
Class I	(4,282,736)	(9,327,172)
Class P	(7,751,407)	(5,683,898)
Increase (decrease) in net assets from capital stock transactions	(9,545,170)	3,033,049
NET ASSETS
Increase (decrease) during period	(12,717,380)	4,781,235
Beginning of period	30,414,709	25,633,474
End of period (including accumulated net investment income (loss) of $(201,539) and $ -, respectively)	$ 17,697,329	$ 30,414,709

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class A Shares (1)
	Six months ended
	January 31, 2012		Year Ended July 31		Period June 11, 2009 to
	(unaudited)		2011	2010	July 31, 2009*

Net asset value, beginning of period	$ 26.64		$ 24.99	$ 26.60	$25.62
Investment activities
Net investment income (loss)	(0.21)		(0.27)	(0.30)	(0.06)
Net realized and unrealized gain (loss)
on investments	(1.37)		1.92	(0.24)	1.04
Total from investment activities	(1.58)		1.65	(0.54)	0.98
Distributions
Net realized gain	(1.50)		-	(0.89)	-
Return of capital	-		-	(0.18)	-
Total distributions	(1.50)		-	(1.07)	-

Net asset value, end of period	$ 23.56		$ 26.64	$ 24.99	$26.60
Total Return	(5.86%)	***	6.60%	(2.17%)	3.83%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.90%	**	1.90%	1.90%	1.90%	**
Net investment income (loss)	(0.86%)	**	(1.02%)	(1.23%)	(1.84%)	**
Portfolio turnover rate	3305%	***	1959%	2121%	1286%	***
Net assets, end of period (000's)	$265		$ 776	$ 311	$ 7
*Commencement of operations was June 11, 2009 for Class A.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.40% for the six months ended January 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
			Class C Shares (1)
	Six Months ended				Period
	January 31, 2012		Year Ended July 31		Period May 14, 2009
	(unaudited)		2011	2010	to July 31, 2009*
Net asset value, beginning of period	$ 26.22		$24.77	$ 26.58	$ 25.81
Investment activities
Net investment income (loss)	(0.31)		(0.47)	(0.51)	(0.14)
Net realized and unrealized gain (loss)
on investments	(2.88)		1.92	(0.23)	0.91
Total from investment activities	(3.19)		1.45	(0.74)	0.77
Distributions
Net realized gain	(1.50)		-	(0.89)
Return of capital	-		-	(0.18)	-
Total distributions	-		-	(1.07)	-
Net asset value, end of period	$23.03		$26.22	$24.77	$26.58

Total Return	(6.38%)	***	5.85%	(2.94%)	2.98%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	2.65%	**	2.65%	2.65%	2.65%	**
Net investment income (loss)	(1.23%)	**	(1.77%)	(1.98%)	(2.61%)	**
Portfolio turnover rate	3305%	***	1959%	2121%	1286%	***
Net assets, end of period (000's)	$322		$1,854	$ 2,351	$656
*Commencement of operations was May 14, 2009 for Class C.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.40% for the six months ended January 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
		Class I Shares (1)
	Six Months ended			Period
	January 31, 2012	Year Ended July 31		February 13, 2009
	(unaudited)	2011	2010	to July 31, 2009*
Net asset value, beginning of period	$ 26.90	$ 25.15	$ 26.71	$ 25.00
Investment activities
Net investment income (loss)	(0.18)	(0.21)	(0.26)	(0.16)
Net realized and unrealized gain (loss) on investments	(2.88)	1.96	(0.23)	1.87
Total from investment activities	(3.06)	1.75	(0.49)	1.71
Distributions
Net realized gain	(1.50)	-	(0.89)
Return of capital	-	-	(0.18)	-
Total distributions	-	-	(1.07)	-
Net asset value, end of period	$ 23.84	$ 26.90	$ 25.15	$ 26.71
Total Return	(5.73%)	6.96%	(1.97%)	6.84%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.65%	1.65%	1.65%	1.65%	**
Net investment income (loss)	(0.73%)	(0.77%)	(0.98%)	(1.33%)	**
Portfolio turnover rate	3005%	1959%	2121%	1286%	***
Net assets, end of period (000's)	$ 11,537	$ 15,716	$18,300	$1,336
*Commencement of operations was February 13, 2009 for Class I.

**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.40% for the six months ended January 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class P Shares (1)
	Six months ended			Period March 25, 2009 to
	January 31, 2012	Year Ended July 31
	(unaudited)	2011	2010	July 31, 2009*
Net asset value, beginning of period	$ 26.73	$ 25.07	$ 26.69	$ 24.69
Investment activities
Net investment income (loss)	(0.21)	(0.27)	(0.32)	(0.16)
Net realized and unrealized gain (loss) on investments	(2.88)	1.93	(0.23)	2.16
Total from investment activities	(3.09)	1.66	(0.55)	2.00
Distributions
Net realized gain	(1.50)	-	(0.89)	-
Return of capital	-	-	(0.18)	-
Total distributions	-	-	(1.07)	-
Net asset value, end of period	$ 23.64	$ 26.73	$ 25.07	$ 26.69
Total Return	(5.88%)	6.62%	(2.20%)	8.10%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.90%	1.90%	1.90%	1.90%	**
Net investment income (loss)	(0.86%)	(1.02%)	(1.23%)	(1.73%)	**
Portfolio turnover rate	3005%	1959%	2121%	1286%	***
Net assets, end of period (000's)	$ 5,573	$ 12,069	$ 4,672	$ 476

*Commencement of operations was March 25, 2009 for Class P.
**Annualized
*** Not annualized
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2012 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Sherwood Forest Alternative Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company.  WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes.   The Fund commenced operations February 13, 2009 as a series of WFT.  The Fund currently offers four classes of shares:  Class A, Class C, Class I and Class P.  Each class of shares has equal rights as to earnings and assets except as described in section “Class Net Asset Value and Expenses” included in this note.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The Fund seeks to achieve long-term capital appreciation by applying proprietary, trend following methodologies to invest in exchange-traded funds (“ETFs”) which represent general asset classes, including:  both U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and the U.S. Dollar.  An ETF is a portfolio of investments designed to track a particular market segment or underlying index and may be structured as an open-end investment company, a partnership or a grantor trust.

           The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

           The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.

Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”).  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

 The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange Traded Funds	$15,460,598	$ -	$ -	$ 15,460,598
Cash & Cash Equivalents	6,141,975	-	-	6,141,975
	$21,602,573	$ -	$ -	$21,602,573
Refer to the Fund’s Schedule of Investments for a listing of the securities by sector. The Fund held no Level 3 securities at any time during the six months ended January 31, 2012.

There were no transfers between levels during the six months ended January 31, 2012.  It is the Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.

Master Limited Partnership Securities

Through its investments in ETFs, the Fund has made certain investments in master limited partnerships (“MLPs”).  It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Annually, income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1s.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax years (2008 - 2010), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share.  For the six months ended January 31, 2012, the Fund made no reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Each class bears different distribution expenses.  Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.  Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

The Fund currently offers four classes of shares.  Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchases without paying a front-end sales charge.  Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more.  Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.  Classes I and P are not subject to front-end or deferred sales charges.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Sherwood Capital Management, LLC (“Adviser”) provides investment advisory services for an annual fee of 1.00% of average daily net assets.  The Adviser manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the six months ended January 31, 2012, the Adviser earned $127,311 and waived $47,052 in advisory fees.  As of January 31, 2012, the Adviser was due $7,133 from the Fund.

In the interest of limiting the operating expenses of the Fund, the Adviser has contractually agreed to waive or limit its fees and to assume other operating expenses until November 30, 2013 so that the ratio of total annual operating expenses is limited to 1.90% of Class A, 2.65% of Class C, 1.65% of Class I and 1.90% of Class P shares’ average net assets.  The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business.  The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of January 31, 2012 was $274,500 which expires as follows:

  Expiring                                  Amount
July 31, 2012                                            $  42,431
July 31, 2013                                                92,977
July 31, 2014                                                91,040
July 31, 2015                                                47,052

 $274,500

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A, Class C and Class P shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A, Class C and Class P shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Class A and Class P average daily net assets and 1.00% per annum on the Fund’s Class C average daily net assets.  For the six months ended January 31, 2012, there were $789, $4,759 and $11,612 of 12b-1 fees incurred by Class A, Class C and Class P shares, respectively.

First Dominion Capital Corp.  ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  For the six months ended January 31, 2012, FDCC received $3,635 from the sale of Fund shares.   In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Class A and Class C share redemptions occurring within 360 days and two years of purchase, respectively.  Shares redeemed subject to a DSC will receive a lower redemption value per share.  For the six months ended January 31, 2012, FDCC received $8,330 of DSC fees.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset based fee based on average daily net assets.  CSS earned $18,764 for its services for the six months ended January 31, 2012.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent.  CFSI earned $15,159 for its services for the six months ended January 31, 2012.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent.  CFA earned $12,731 for its services for the six months ended January 31, 2012.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended January 31, 2012 aggregated $428,725,167 and $429,475,721, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended January 31, 2012 and the year ended July 31, 2011 was as follows:

	Six months ended January 31, 2012 (unaudited)	Year ended July 31, 2011
Distributions paid from:
Ordinary income	$ -	$ -
Net realized gain	1,418,980	-
Total distributions	$ 1,418,980	$ -

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Six months ended January 31, 2012 (unaudited)	Year ended July 31, 2011
Accumulated undistributed ordinary Income/loss	$ (201,539)	$ 1,311,599
Accumulated long-term capital gain(loss) on investments	(1,685,393)	107,327
Net unrealized appreciation(depreciation)	(128,921)	(262,569)
	$ (2,015,853)	$ 1,156,357

The difference between components of distributable earnings on a book and tax basis is primarily related to wash sale losses; and the tax treatment of certain positions, including partnerships and grantor trusts.

Cost of securities for Federal Income tax purposes is $21,731,494 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 148,765
Gross unrealized depreciation	(277,686)
Net unrealized appreciation (depreciation)	$ (128,921)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares Six months ended January 31, 2012 (unaudited		Class C Shares Six months ended January 31, 2012 (unaudited
	Shares	Value	Shares	Value
Shares sold	1,856	$ 46,071	637	$ 15,900
Shares reinvested	905	21,084	1,021	23,280
Shares redeemed	(20,648)	(508,081)	(58,403)	(1,443,166)
Net increase/decrease	(17,887)	($440,926)	(56,745)	($1,403,986)

	Class I Shares Six months ended January 31, 2012 (unaudited		Class P Shares Six months ended January 31, 2012 (unaudited
	Shares	Value	Shares	Value
Shares sold	47,951	$ 1,210,556	76,762	$ 1,944,042
Shares reinvested	28,663	675,581	21,554	503,706
Shares redeemed	(176,836)	(4,282,736)	(314,065)	(7,751,407)
Net increase/decrease	(100,222)	($2,3967,599)	(215,749)	($5,303,659)

	Class A Shares Year ended July 31, 2011		Class C Shares Year ended July 31, 2011
	Shares	Value	Shares	Value
Shares sold	17,925	$ 469,455	3,096	$ 81,661
Shares reinvested	-	-	-	-
Shares redeemed	(1,236)	(33,406)	(27,291)	(719,444)
Net increase/decrease	16,689	$ 436,049	(24,195)	$(637,783)

	Class I Shares Year ended July 31, 2011		Class P Shares Year ended July 31, 2011
	Shares	Value	Shares	Value
Shares sold	200,354	$ 5,460,181	479,464	$ ,785,672
Shares reinvested	-	-	-	-
Shares redeemed	(343,865)	(9,327,172)	(214,261)	(5,683,898)
Net increase/decrease	(143,511)	$(3,866,991)	265,203	$ 7,101,774

NOTE 6 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in  U.S GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board.  The Amendments are to be applied prospectively.  The amendments are effective during interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.  Management has determined that ASU No. 2011-04 has had no material impact on the financial statement disclosures as presented herein.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June  30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. .   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

Counsel reviewed with the Board a memorandum from Counsel dated  that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Agreement”).  A copy of this memorandum was circulated to the Trustees in advance of the meeting.  Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Adviser’s practices regarding brokerage and portfolio transactions; and (vi) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting.  The Board reflected upon its discussions with a representative of the Adviser earlier in the Meeting.  The Board requested and was provided with information and reports relevant to the annual renewal of the Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations by Fund management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; (vii) information on relevant developments in the mutual fund industry and how the Fund and/or the Adviser are responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Fund.  The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1.	Nature, Extent and Quality of the Services Provided by the Adviser.

In considering the nature, extent, and quality of the services provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Agreement. The Trustees reviewed the services being provided by the Adviser to the Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Fund among the service providers and the Independent Trustees; and its efforts to promote the Fund and grow its assets. The Trustees noted the Adviser’s continuity of, and commitment to retain, qualified personnel and the Advisor’s commitment to maintain and enhance its resources and systems.  The Trustees evaluated the Adviser’s personnel, including the education and experience of the Adviser’s personnel.  The Trustees considered the expense limitation agreement in place for the Fund and the Adviser’s renewal of that agreement through November 30, 2013.  After reviewing the foregoing information and further information in the materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

2.           Investment Performance of the Fund and the Adviser.

In considering the investment performance of the Fund and the Adviser, the Trustees compared the short and long-term performance of the Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data.  The Trustees also compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers, and comparable peer group indices (e.g., Morningstar and Lipper category averages).  The Trustees noted that the Fund’s performance was lower than many of its peers in the short term, but the Fund outperformed many of its peers in the longer-term and since the Fund’s inception.  After reviewing and discussing the investment performance of the Fund further, the Adviser’s experience managing the Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Adviser was satisfactory.

3.	Costs of the Services to be provided and profits to be realized by the Adviser.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered: (1) the Adviser’s financial condition and the level of commitment to the Fund and the Adviser by the principals of the Adviser; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments.  The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for the Adviser in managing the Fund.  The Trustees reflected on their discussions with representatives of the Adviser regarding the stability of the Adviser and its financial flexibility.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds.  The Trustees noted that the Fund’s management fee and expense ratios were lower than some of the specifically identified comparable funds.  Based on the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund and the profits to be realized by the Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

4.           Economies of Scale.

The Board next considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Trustees considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement.  The Trustees reflected on discussions with representatives of the Adviser regarding the potential addition of breakpoints to the advisory fee should the Fund’s assets reach certain thresholds.  The Trustees noted that the Fund’s shareholders would continue to experience benefits from the expense limitation arrangement until the Fund’s expenses fell below the cap set by the arrangement.  Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Adviser.   In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

5.           Adviser’s Practices Regarding Possible Conflicts of Interest

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s potential conflicts of interest. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, voting separately, unanimously approved the renewal of the agreement for a one-year period under the terms and for the compensation described therein.

SHERWOOD FOREST ALTERNATIVE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.    This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, August 1, 2011 and held for the six months ended January 31, 2012.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 Through January 31, 2012
Actual	$1,000	$ 941.40	$ 9.30
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$ 9.65

Class C Shares	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 Through January 31, 2012
Actual	$1,000	$ 936.20	$12.93
Hypothetical (5% return before expenses)	$1,000	$1,011.75	$13.44

Class I Shares	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 Through January 31, 2012
Actual	$1,000	$ 942.70	$ 8.08
Hypothetical (5% return before expenses)	$1,000	$1,016.75	$ 8.39

Class P Shares	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 Through January 31, 2012
Actual	$1,000	$ 941.20	$ 9.30
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$ 9.65

* - Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Class A, 2.65% for Class C, 1.65% for Class I and 1.90% for Class P shares, multiplied by the average account value for each class for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Adviser:
Sherwood Forest Capital Management,  LLC 1649 Brandywine Drive
Charlottesville, Virginia 22901

Distributor:

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Transfer Agent:
For account information, wire purchase or redemptions, call or write to Sherwood Forest Alternative Fund’s Transfer Agent:
(800) 628-4077 Toll Free

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

ITEM 2. CODE OF ETHICS.
 Not applicable when filing a semi-annual report to shareholders.

 ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

 Not applicable when filing a semi-annual report to shareholders. I

 TEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 Not applicable when filing a semi-annual report to shareholders.

 ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

 Not applicable when filing a semi-annual report to shareholders.

 ITEM 6. SCHEDULE OF INVESTMENTS.

 Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

 ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

 ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable.

 ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable.

 ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 Not applicable.

 ITEM 11. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))

 are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities

 Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))

 that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected,

 or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12. EXHIBITS.

 (a)(1) Code of ethics.

 Not applicable when filing a semi-annual report to shareholders.

 (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3) Not applicable.

 (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: April 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: April 10, 2012

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: April 10, 2012

* Print the name and title of each signing officer under his or her signature.